Other disclosures - Related party transactions - Material Transactions with Related Parties (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Parent | Novo Holdings A/S
Disclosure of transactions between related parties [line items]
Purchase of Novo Nordisk B shares	kr 4,894	kr 4,207	kr 0
Sale of NNIT B shares	0	(368)	0
Dividend payment to Novo Holdings A/S	5,580	5,496	5,330
Associates | NNIT Group
Disclosure of transactions between related parties [line items]
Services provided by related party	941	1,052	1,231
Dividend payment from NNIT	(20)	(19)	(26)
Related parties | Novozymes Group
Disclosure of transactions between related parties [line items]
Services provided by related party	103	121	163
Services provided by Novo Nordisk	(132)	(115)	(145)
Related parties | CS Solar Fund XIV
Disclosure of transactions between related parties [line items]
Purchase of Novo Nordisk B shares	97	0	0
Liability for capital commitment	389	0	0
Distribution by CS Solar Fund XIV	kr (385)	kr 0	kr 0